SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

The date of this supplement is May 28, 2026.

For the MFS® Funds listed below:

MFS® COMMODITY STRATEGY FUND	MFS® GLOBAL TOTAL RETURN FUND
MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND	MFS® INCOME FUND
MFS® GLOBAL ALTERNATIVE STRATEGY FUND	MFS® INFLATION-ADJUSTED BOND FUND
MFS® GLOBAL EQUITY FUND	MFS® UTILITIES FUND
MFS® GLOBAL GROWTH FUND

Effective immediately, the sub-sections entitled "Compensation," "Ownership of Fund Shares," and "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" are hereby restated, with respect to MFS Global Equity Fund only, as follows:

Compensation

MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a durable investment process. As of December 31, 2025, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter. The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon. The fixed-length time periods include the portfolio manager's full tenure on each Fund/strategy and, when available, 10-, 5-, and 3-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2025, the following benchmarks were used to measure the following portfolio managers' performance for the following Fund and/or MFS Funds managed in a substantially similar strategy to the portion of the Fund managed by the portfolio managers, unless otherwise indicated:

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Fund	Portfolio Manager	Benchmark(s)
MFS Global Equity Fund	Ryan McAllister	MSCI World Index (net div) Lipper Global Funds Lipper Global Multi-Cap Core Funds Lipper Global Large-Cap Core Funds Morningstar Global Large-Stock Blend
	Colin Moore[1]	MSCI World Index (net div) Lipper Global Funds Lipper Global Multi-Cap Core Funds Lipper Global Large-Cap Core Funds Morningstar Global Large-Stock Blend
	Roger Morley	MSCI World Index (net div) Lipper Global Funds Lipper Global Multi-Cap Core Funds Lipper Global Large-Cap Core Funds Morningstar Global Large-Stock Blend

1 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of March 31, 2026.

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS fund(s) selected by the portfolio manager. A selected fund may, but is not required to, be a fund that is managed by the portfolio manager.

MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) (including the value of any deferred cash award which is based on the performance of the Fund) as of the Fund's fiscal year ended October 31, 2025, unless otherwise indicated. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
MFS Global Equity Fund	Ryan McAllister	E
	Colin Moore[1]	N
	Roger Morley	N

1 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of April 30, 2026.

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub-advised by MFS or an affiliate. Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number

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of accounts and total assets managed. The number and assets of these accounts were as follows as of the Fund's fiscal year ended October 31, 2025, unless otherwise indicated:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
MFS Global Equity Fund	Ryan McAllister	Registered Investment Companies[2]	2	$2.1 billion
		Other Pooled Investment Vehicles	15	$6.9 billion
		Other Accounts	18	$4.9 billion
	Colin Moore[1]	Registered Investment Companies[2]	2	$1.5 billion
		Other Pooled Investment Vehicles	15	$5.6 billion
		Other Accounts	16	$4.2 billion
	Roger Morley	Registered Investment Companies[2]	2	$2.1 billion
		Other Pooled Investment Vehicles	16	$7.0 billion
		Other Accounts	18	$4.9 billion

1 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of April 30, 2026.

2 Includes the Fund.

With respect to the accounts identified in the table above, as of October 31, 2025, Roger Morley manages one other account with assets totaling $204.1 million; as of October 31, 2025, Ryan McAllister manages one other account with assets totaling $204.1 million; and as of April 30, 2026, Colin Moore manages one other account with assets totaling $207.3 million for which the advisory fees were based in part on the performance of the account. Performance fees for any particular account are paid to MFS, not the portfolio manager, and the portfolio manager's compensation is not determined by reference to the level of performance fees received by MFS.

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